CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,624,157)	$ (1,457,722)	$ (961,034)
Foreign currency translation adjustments:
Translation (loss) gain	2,532	3,230	(13,858)
Net change	2,532	3,230	(13,858)
Available-for-sale investments:
Change in unrealized gain (loss)	(4,393)	(12,869)	18,269
Net change	(4,393)	(12,869)	18,269
Total other comprehensive income (loss), net of tax	(1,861)	(9,639)	4,411
Less: total comprehensive (loss) income attributable to non-controlling interests	7,146	(5,188)	(120)
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (1,618,872)	$ (1,472,549)	$ (956,743)